Allowance for Probable Loan Losses (Additional Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 60,448	$ 76,171
Loans Individually Evaluated for Impairment, Allowance	2,206	12,221
Loans Collectively Evaluated for Impairment, Recorded Investment	5,890,466	5,603,074
Loans Collectively Evaluated for Impairment, Allowance	64,782	52,607
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	30,946	40,175
Loans Individually Evaluated for Impairment, Allowance	1,704	9,112
Loans Collectively Evaluated for Impairment, Recorded Investment	935,905	1,049,311
Loans Collectively Evaluated for Impairment, Allowance	19,727	13,240
Commercial Real Estate: Other Construction and Land Development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	6,221	10,876
Loans Individually Evaluated for Impairment, Allowance	100	1,890
Loans Collectively Evaluated for Impairment, Recorded Investment	1,643,606	1,404,101
Loans Collectively Evaluated for Impairment, Allowance	13,820	11,065
Commercial real estate: farmland and commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	13,806	14,166
Loans Individually Evaluated for Impairment, Allowance	202	1,219
Loans Collectively Evaluated for Impairment, Recorded Investment	1,981,643	1,887,233
Loans Collectively Evaluated for Impairment, Allowance	19,567	17,464
Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	777	835
Loans Individually Evaluated for Impairment, Allowance	200
Loans Collectively Evaluated for Impairment, Recorded Investment	138,671	115,864
Loans Collectively Evaluated for Impairment, Allowance	1,048	846
Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	5,699	5,840
Loans Collectively Evaluated for Impairment, Recorded Investment	404,545	416,186
Loans Collectively Evaluated for Impairment, Allowance	3,509	3,589
Residential: junior lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	950	2,895
Loans Collectively Evaluated for Impairment, Recorded Investment	551,388	485,405
Loans Collectively Evaluated for Impairment, Allowance	5,321	4,683
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,297	1,384
Loans Collectively Evaluated for Impairment, Recorded Investment	56,447	59,753
Loans Collectively Evaluated for Impairment, Allowance	638	660
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	752
Loans Collectively Evaluated for Impairment, Recorded Investment	178,261	185,221
Loans Collectively Evaluated for Impairment, Allowance	$ 1,152	$ 1,060